Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Tables
Estimated remaining minimum annual lease commitment
Fiscal year ending December 31
2016	$533,826
2017	533,826
2018	533,826
2019	533,826
2020	536,792
2,672,096
Thereafter, 2021 through 2025	2,592,018
5,264,114